Net Loss Per Share (Tables) - Sarcos Corp and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three months ended June 30, 2021 and 2020:

	For the three months ended June 30,
	2021		2020
	Class A	Class B	Class A	Class B
Numerator:
Net loss attributable to common stockholders	$(113)	$(5,107)	$(83)	$(5,122)
Denominator:
Weighted average shares outstanding, basic and diluted	176,445	8,000,001	123,141	7,663,919
Basic and diluted net loss per share	$(0.64)	$(0.64)	$(0.67)	$(0.67)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the six months ended June 30, 2021 and 2020:

	For the six months ended June 30,
	2021		2020
	Class A	Class B	Class A	Class B
Numerator:
Net loss attributable to common stockholders	$(224)	$(10,194)	$(156)	$(10,000)
Denominator:
Weighted average shares outstanding, basic and diluted	176,000	8,000,001	118,106	7,538,919
Basic and diluted net loss per share	$(1.27)	$(1.27)	$(1.33)	$(1.33)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Class A	Class B	Class A	Class B
Numerator:
Net loss attributable to common stockholders	$(369)	$(20,557)	$(275)	$(17,765)
Denominator:
Weighted average shares outstanding, basic and diluted	138,898	7,748,862	105,163	6,791,095
Basic and diluted net loss per share	$(2.65)	$(2.65)	$(2.62)	$(2.62)

Schedule of Shares Excluded from Computation of Diluted Net Loss Per Share

The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	For the six months ended June 30,
	2021	2020
Convertible preferred stock	12,112,012	12,112,012
Outstanding stock options and restricted stock units	1,981,340	1,975,428
Outstanding restricted stock awards	1,000,000	—
Warrants to purchase Class A common stock	250,000	62,500

The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	Years Ended December 31,
	2020	2019
Convertible preferred stock	12,112,012	8,579,784
Outstanding stock options and restricted stock awards	1,712,600	1,792,387
Warrants to purchase Class A common stock	250,000	—
Founders shares subject to repurchase	—	750,000